Inventories, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)
Raw materials | $	$ 132		$ 115
Work in progress | $	48		29
Finished goods | $	748		554
Inventory, gross | $	928		698
Provision for obsolete and slow moving inventories | $	(432)		(354)		$ (318)
Inventory, net | $	$ 496		$ 344
ZHEJIANG TIANLAN
Raw materials		¥ 4,741		¥ 5,606
Work in progress		6,452		7,269
Finished goods		3,924		230
Inventory, net		15,117		13,105
ZHEJIANG JIAHUAN
Raw materials		1,764		6,529
Work in progress		11,316		11,264
Finished goods		1,977		10,212
Inventory, net		¥ 15,057		¥ 28,005